PENSIONS	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
PENSIONS	. PENSIONS
The pension arrangements for the Group companies are based on local regulations and practices in each country. Amer Sports, Inc. has no employees and therefore had no pension arrangements in place during the periods presented. The Company’s defined benefit pension plans at the end of the reporting period relate to the Company’s operating entities. The Company has defined benefit pension plans in the United States, France, Switzerland, the UK, Germany, Japan, Sweden, Austria and Bulgaria. These plans are partially or fully funded. In some countries the funding is carried out through external pension funds whose assets are not included in the Company’s assets. Contributions to the funds are made in accordance with local regulations. In the United States and the UK, the pension plans are closed, and new members are no longer accepted.
Defined benefit plans are post-employment benefit plans other than defined contribution plans. In total, there are 14 post-employment benefit plans qualifying as defined benefit plans. The defined benefit plans in the USA, the UK and Austria represent approximately 81% of the defined benefit obligation and are described in more detail below:
USA Wilson Retirement Pension Plan (USA Wilson Plan)
Wilson Sporting Goods Co. provides benefits as a flat dollar amount for each year of service to the participants of the USA Wilson Plan. The plan was offered to employees who joined the Company before January 1, 2003, for non-union employees and November 22, 2004, for union employees. Employees who joined thereafter, as well as new employees, are offered a defined contribution plan only. The plan operates under trust law and is managed and administered by the trustee of the plan on behalf of the members. The plan’s assets are held by the trust.
USA Post Retirement Life Insurance and Medical Plan
According to the Post Retirement Life Insurance and Medical Plan, Wilson Sporting Goods Co. provides life insurance benefits to salaried employees who joined the Company before January 1, 1999 and hourly employees who joined the Company before January 1, 2003 (November 22, 2004 for union employees). The Post Retirement Life Insurance and Medical Plan grants post-employment benefits.
USA Post Retirement Disabled Life Insurance and LTD Medical Plan
According to the plan, Wilson Sporting Goods Co. provides post retirement life insurance benefits to employees who were disabled prior to 2012 with coverage ending at age 65. The plan grants post-employment benefits.
UK Wilson Sporting Goods Company Limited Pension and Life Assurance Plan (UK Wilson Plan):
The UK Wilson Plan within Amer Sports UK Limited is an occupational defined benefit pension scheme that was set up under an irrevocable trust. The UK Wilson Plan grants post-employment benefits. Assets are invested with an institutional investment platform and held for the purpose of paying pensions and other benefits in accordance with the Trust Deed & Rules. The plan was closed to new entrants for pension benefits with effect from January 1, 2003 and was closed to future accrual of benefits with effect from January 31, 2008. An asset ceiling of nil and $0.5 million was applied for the years ended December 31, 2025 and December 31, 2024, respectively.
Austria Severance Payment Schemes OLD
Amer Sports Austria GmbH, Amer Sports Holding GmbH and Atomic Austria GmbH have to pay a statutory amount, which is based on the employee’s seniority at the time of retirement, expressed as a defined number of months salary. Payment is due in the event of resignation, such as early termination with entitlement to severance payment (e.g., in the event of termination by the employer or termination by mutual consent), old-age pension (“Alterspension”), disability (“Berufsunfähigkeit”) or death. The unfunded Severance Payment Schemes OLD grants post-employment benefits. The payment scheme was closed by law for new entrants after December 31, 2002.
The net liabilities and net assets recognized in the statement of financial position relating to defined benefit pension plans were as follows:

In millions	December 31, 2025	December 31, 2024
Present value of funded obligations	$178.2	$171.0
Fair value of plan assets	(165.1)	(153.2)
Effect of asset ceiling	—	0.5
Net defined benefit obligations	$13.1	$18.3
Thereof: Net liabilities of underfunded plans	$33.9	$30.0
Thereof: Net assets of overfunded plans	(20.8)	(11.7)
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2025 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2025	$171.0	$(152.7)	$18.3
Current service cost	3.5	—	3.5
Past service cost and (gain) on settlements	(0.5)	—	(0.5)
Administration cost paid from plan assets	(0.2)	0.4	0.2
Interest expense/(income)	8.2	(7.9)	0.3
Cost recognized in the consolidated statement of income and loss	11.0	(7.5)	3.5

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	(7.6)	(7.6)
Loss from change in demographic assumptions	0.2	—	0.2
Loss from change in financial assumptions	1.2	—	1.2
Experience gains	(1.1)	—	(1.1)
Change in the effect of the asset ceiling	—	(0.5)	(0.5)
Remeasurements effects recognized in OCI	0.2	(8.1)	(7.8)

Contributions:
Employers	(1.2)	(1.9)	(3.1)
Employees	0.3	(0.4)	(0.1)
Benefits paid from plan assets	(9.3)	8.2	(1.2)

Exchange rate differences	6.1	(2.8)	3.3
At December 31, 2025	$178.2	$(165.1)	$13.1
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2024 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2024	$181.2	$(157.3)	$23.9
Current service cost	3.1	—	3.1
Past service cost and gains and losses on settlements	(0.5)	—	(0.5)
Administration cost paid from plan assets	(0.3)	0.4	0.1
Interest expense/(income)	7.7	(7.2)	0.5
Cost recognized in the consolidated statement of income and loss	10.1	(6.8)	3.3

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	3.6	3.6
Gain from change in demographic assumptions	(0.3)	—	(0.3)
Loss from change in financial assumptions	(6.8)	—	(6.8)
Experience losses	1.1	—	1.1
Change in the effect of the asset ceiling	—	0.5	0.5
Remeasurements effects recognized in OCI	(6.0)	4.1	(1.9)

Contributions:
Employers	(0.1)	(2.4)	(2.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	8.3	(1.7)

Exchange rate differences	(4.5)	1.7	(2.8)
At December 31, 2024	$171.0	$(152.7)	$18.3
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2023 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2023	$168.4	$(136.6)	$31.8
Current service cost	3.0	—	3.0
Past service cost and gains and losses on settlements	(0.2)	—	(0.2)
Administration cost paid from plan assets	(0.3)	0.3	—
Interest expense/(income)	7.8	(6.9)	0.9
Cost recognized in the consolidated statement of income and loss	10.3	(6.6)	3.6

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	(11.3)	(11.3)
Gain from change in demographic assumptions	(0.2)	—	(0.2)
Loss from change in financial assumptions	5.1	—	5.1
Experience losses/(gains)	3.9	(1.1)	2.8
Remeasurements effects recognized in OCI	8.8	(12.4)	(3.6)

Contributions:
Employers	(0.3)	(6.1)	(6.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	7.5	(2.5)

Other changes	2.0	(0.8)	1.2

Exchange rate differences	1.7	(1.9)	(0.2)
At December 31, 2023	$181.2	$(157.3)	$23.9
Principal actuarial assumptions:

	December 31, 2025
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.30	5.10	3.70	1.25	4.03	2.70
Inflation	2.25	2.50 / 3.00	2.00	1.00	2.75	0.00
Future salary increases	2.50	2.50	3.50	1.00	2.75	2.00
Future pension increases	0.00	2.10	2.00	0.00	0.00	0.00

	December 31, 2024
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.55	5.30	3.30	0.90	3.43	1.70
Inflation	2.25	2.70 / 3.30	3.30	1.00	3.25	0.00
Future salary increases	2.50	2.70	3.20	1.00	3.25	2.00
Future pension increases	0.00	2.20	2.00	0.00	0.00	0.00

	December 31, 2023
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.35	4.40	3.15	1.50	4.05	1.30
Inflation	2.50	2.60 / 3.20	3.15	1.00	4.36	0.00
Future salary increases	2.50	2.60	3.00	1.00	4.36	2.00
Future pension increases	0.00	2.20	2.10	0.00	0.00	0.00
Sensitivity analysis:

		Impact on defined benefit obligation
In millions	Change in assumption	2025	2024	2023
Discount rate	0.25% decrease	$4.5	$4.4	$4.8
Inflation rate	0.25% increase	0.8	0.8	1.1
Mortality rate	1 year increase in life expectancy	4.0	3.8	4.0
The above sensitivity analyses are based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability (asset) recognized in the consolidated statement of financial position.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.
No asset-liability matching is used to determine the investment strategy.
The major categories of plan assets are listed below:

In millions	December 31, 2025	December 31, 2024
Corporate bonds	$74.5	$66.0
US equities	29.3	30.0
Government bonds	32.7	29.8
Other equities	22.1	22.3
Other including cash	6.5	5.1
Total	$165.1	$153.2
Equity securities and government bonds have quoted prices in active markets.
Through its defined pension plans the Company is exposed to actuarial risks such as investment risk, interest rate risk, inflation risk and mortality risk.
There is a risk that additional contributions are required if investment returns are not sufficient to settle the obligations as they become due. The level of equity returns is a key determinant of overall investment return. The investment portfolio is also subject to a range of other risks typical to the asset classes held.
A decrease in discount rates, a rise in inflation or an increase in life expectancy would result in an increase in the defined benefit obligation. This would detrimentally impact the positions in the consolidated statement of financial position and may give rise to increased cost in the consolidated statement of income and loss and other comprehensive income and loss. This effect would be partially offset by an increase in the value of the plan’s bond holdings. Additionally, certain plans have caps on inflationary increases in place to partially protect against extreme inflation.
The estimated contributions to the pension plans in the 2026 financial year are expected to be approximately $3.8 million.
The weighted average duration of the defined benefit obligations was 10.8 years in 2025, 10.5 years in 2024 and 10.7 years in 2023.